Recurring fair value measurements (Table)	6 Months Ended
Jun. 30, 2025
Recurring fair value measurements
Schedule of recurring fair value measurements
June 30, 2025	Level 1	Level 2	Level 3
Assets:
Investment- Crypto asset	$6,140,484	$-	$-
Liabilities
Warrant liabilities	$2,294,248	$-	$-
Convertible notes payable	$-	$-	$11,260,630